Derivative Liability (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities	$ 201,836		$ 240,791	$ 401,127	$ 1,406,596
Fair value of warrants issued with common stock, recorded as derivative liability				1,694,651
Increase (decrease) in derivative liabilities	$ 38,955		1,746,821	(2,600,809)
Extinguishment of derivative liability			$ 1,907,158	$ 99,311